Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 5,895,565	$ 595,014
Restricted cash		1,000,000
Accounts receivables	468,153	997,741
Prepayment and other current assets	1,504,101	940,001
Total current assets	7,867,819	3,532,756
Non-current assets
Restricted cash	1,500,000	1,500,000
Property and equipment, net	201,495	292,538
Oil and gas property - subject to amortization, net	7,469,820	3,604,480
Oil and gas property - not subject to amortization, net	1,151,804	1,151,804
Right of use assets, net	351,446
Deferred charges	1,013,698	1,089,004
Other non-current assets	1,018,246	919,519
Total non-current assets	12,706,509	8,557,345
Total assets	20,574,328	12,090,101
Current liabilities
Accounts payables	719,095	1,604,196
Bank loan		980,452
Short-term operating lease liabilities	255,845
Accrued expenses	23,945	143,798
Taxes payable	147,797	84,676
Other current liabilities	70,085	20,590
Total current liabilities	1,216,767	2,833,712
Non-current liabilities
Asset retirement obligations	448,720	321,253
Long term loan		1,000,000
Warrant liabilities	1,389,643
Long-term operating lease liabilities	95,601
Provision for post-employment benefits	99,588	115,393
Total non-current liabilities	2,033,552	1,436,646
Total liabilities	3,250,319	4,270,358
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of December 31, 2022 and 2021, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 10,142,694 and 7,447,955 shares issued and outstanding as of December 31, 2022 and 2021, respectively)	27,046	19,861
Additional paid-in capital	54,147,769	41,587,339
Accumulated deficit	(36,940,753)	(33,818,161)
Accumulated other comprehensive income	89,947	30,704
Total shareholders’ equity	17,324,009	7,819,743
Total liabilities and shareholders’ equity	$ 20,574,328	$ 12,090,101